UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
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Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-10006
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]
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AS OF 12/31/07

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:        59
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Form 13F Information Table Value Total:     $ 190,487
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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


AS OF 9/30/07

NAME OF                                    MARKET     TOTAL
ISSUER           SYMBOL  CLASS CUSIP       VALUE      SHARES    9/30/07 PRICE   DISCRETION  VOTING AUTH
------           ------  ----- -----    ----------   --------   ------------    ---------   -----------
                                                                                             --------------------------
AS OF 12/31/07
                                                                                             --------------------------
                                                                                             --------------------------
SHORT_NAME               ID_CUSIP_8_CHR
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Name of Issuer           SYMBOL      Class   Cusip Market Valutotal share12/31/07 PRICE      Discretion Voting Auth
-----------------------------------------------------------------------------------------------------------------------
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ABBOTT LABS              ABT         com  00282410    $ 5,013    89,284    $ 56.15 ABT equity sole    none
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BANK OF AMERICA          BAC         com  06050510    $ 2,224    53,896    $ 41.26 BAC equity sole    none
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BECTON DICKINSON         BDX         com  07588710      $ 344     4,120    $ 83.58 BDX equity sole    none
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BROWN-FORMAN -B          BF/B        com  11563720    $ 5,942    80,175    $ 74.11 BF/B equitysole    none
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BRISTOL-MYER SQB         BMY         com  11012210      $ 233     8,800    $ 26.52 BMY equity sole    none
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BURLINGTON NORTH         BNI         com  12189T10      $ 591     7,100    $ 83.23 BNI equity sole    none
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BP PLC-ADR               BP          com  05562210      $ 756    10,332    $ 73.17 BP equity  sole    none
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BRE PROPERTIES           BRE         com  05564E10    $ 1,650    40,711    $ 40.53 BRE equity sole    none
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BERKSHIRE HATH-B         BRK/B       com  08467020      $ 568       120 $ 4,736.00 BRK/B equitsole    none
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CITIGROUP INC            C           com  17296710      $ 833    28,307    $ 29.44 C equity   sole    none
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CATERPILLAR INC          CAT         com  14912310    $ 2,232    30,767    $ 72.56 CAT equity sole    none
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CBS CORP-B               CBS         com  12485720    $ 2,784   102,166    $ 27.25 CBS equity sole    none
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CHEVRON CORP             CVX         com  16676410    $ 4,407    47,222    $ 93.33 CVX equity sole    none
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DOMINION RES/VA          D           com  25746U10    $ 2,765    58,278    $ 47.45 D equity   sole    none
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DEERE & CO               DE          com  24419910      $ 863     9,266    $ 93.12 DE equity  sole    none
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DISNEY (WALT) CO         DIS         com  25468710    $ 4,149   128,517    $ 32.28 DIS equity sole    none
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CONS EDISON INC          ED          com  20911510      $ 264     5,400    $ 48.85 ED equity  sole    none
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EQUIFAX INC              EFX         com  29442910    $ 1,062    29,198    $ 36.36 EFX equity sole    none
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EQUITY ONE INC           EQY         com  29475210    $ 1,831    79,506    $ 23.03 EQY equity sole    none
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ENTERCOM COMM-A          ETM         com  29363910    $ 1,866   136,305    $ 13.69 ETM equity sole    none
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FIRSTENERGY CORP         FE          com  33793210    $ 2,186    30,216    $ 72.34 FE equity  sole    none
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FIRST LITCH FIN          FLFL        com  32072410      $ 619    40,094    $ 15.45 FLFL equitysole    none
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FANNIE MAE               FNM         com  31358610      $ 326     8,150    $ 39.98 FNM equity sole    none
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FPL GROUP INC            FPL         com  30257110    $ 1,736    25,619    $ 67.78 FPL equity sole    none
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GENERAL ELECTRIC         GE          com  36960410    $ 8,495   229,156    $ 37.07 GE equity  sole    none
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GRACO INC                GGG         com  38410910      $ 867    23,274    $ 37.26 GGG equity sole    none
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IBM                      IBM         com  45920010    $ 2,957    27,358   $ 108.10 IBM equity sole    none
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INDYMAC BANCORP          IMB         com  45660710    $ 1,773   297,945     $ 5.95 IMB equity sole    none
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JOHNSON&JOHNSON          JNJ         com  47816010   $ 19,042   285,485    $ 66.70 JNJ equity sole    none
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JPMORGAN CHASE           JPM         com  46625H10    $ 2,337    53,530    $ 43.65 JPM equity sole    none
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KRAFT FOODS INC          KFT         com  50075N10    $ 4,559   139,703    $ 32.63 KFT equity sole    none
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KIMBERLY-CLARK           KMB         com  49436810    $ 1,184    17,074    $ 69.34 KMB equity sole    none
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COCA-COLA CO             KO          com  19121610    $ 4,586    74,720    $ 61.37 KO equity  sole    none
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LABORATORY CP            LH          com  50540R40    $ 2,680    35,480    $ 75.53 LH equity  sole    none
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ELI LILLY & CO           LLY         com  53245710    $ 1,548    29,000    $ 53.39 LLY equity sole    none
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LOWE'S COS INC           LOW         com  54866110      $ 467    20,660    $ 22.62 LOW equity sole    none
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MASCO CORP               MAS         com  57459910    $ 2,884   133,455    $ 21.61 MAS equity sole    none
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MCDONALDS CORP           MCD         com  58013510    $ 2,345    39,800    $ 58.91 MCD equity sole    none
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3M CO                    MMM         com  88579Y10    $ 1,613    19,132    $ 84.32 MMM equity sole    none
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ALTRIA GROUP INC         MO          com  02209S10   $ 16,290   215,530    $ 75.58 MO equity  sole    none
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OXFORD INDS INC          OXM         com  69149730    $ 7,805   302,863    $ 25.77 OXM equity sole    none
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PEPSICO INC              PEP         com  71344810    $ 8,991   118,465    $ 75.90 PEP equity sole    none
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PROCTER & GAMBLE         PG          com  74271810    $ 1,168    15,906    $ 73.42 PG equity  sole    none
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PROGRESS ENERGY          PGN         com  74326310    $ 2,622    54,144    $ 48.43 PGN equity sole    none
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PROGRESSIVE CORP         PGR         com  74331510    $ 2,110   110,104    $ 19.16 PGR equity sole    none
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PROV & WOR RR            PWX         com  74373710      $ 167    10,000    $ 16.72 PWX equity sole    none
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SCANA CORP               SCG         com  80589M10    $ 3,720    88,265    $ 42.15 SCG equity sole    none
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EW SCRIPPS-CL A          SSP         com  81105420    $ 1,133    25,168    $ 45.01 SSP equity sole    none
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CONSTELLATION-A          STZ         com  21036P10      $ 427    18,081    $ 23.64 STZ equity sole    none
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AT&T INC                 T           com  00206R10    $ 2,258    54,323    $ 41.56 T equity   sole    none
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THOR INDUSTRIES          THO         com  88516010      $ 708    18,637    $ 38.01 THO equity sole    none
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T ROWE PRICE GRP         TROW        com  74144T10    $ 1,993    32,730    $ 60.88 TROW equitysole    none
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UST INC                  UST         com  90291110    $ 3,573    65,197    $ 54.80 UST equity sole    none
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VERIZON COMMUNIC         VZ          com  92343V10    $ 4,096    93,743    $ 43.69 VZ equity  sole    none
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WESTAMERICA BANC         WABC        com  95709010    $ 7,326   164,434    $ 44.55 WABC equitysole    none
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WINDSTREAM CORP          WIN         com  97381W10    $ 1,518   116,601    $ 13.02 WIN equity sole    none
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WEINGARTEN RLTY          WRI         com  94874110    $ 2,133    67,850    $ 31.44 WRI equity sole    none
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WYETH                    WYE         com  98302410    $ 7,145   161,690    $ 44.19 WYE equity sole    none
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EXXON MOBIL CORP         XOM         com  30231G10   $ 12,723   135,803    $ 93.69 XOM equity sole    none
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                                                    $ 190,487
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